Income tax - Deferred taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities)
Tax losses carried forward	¥ 77,103	¥ 81,376
Allowance for doubtful accounts	6,523	5,339
Accrued payroll and other expenses	8,783	7,972
Deferred revenue	74,816	73,473
Contract costs	(16,818)	(15,604)
Deferred rent		6,117
Deferred rental initial direct costs		2,939
Operating lease liabilities	486,083
Operating lease right-of-use assets	(483,000)
Property and equipment	33,280	41,438
Others	3,203	1,890
Total gross deferred tax assets	189,973	199,062
Valuation allowance on deferred tax assets	(77,440)	(76,355)	¥ (57,289)
Deferred tax assets, net of valuation allowance	¥ 112,533	¥ 122,707